Share Based Compensation (Options Rollforward) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement, Options [Line Items]
Outstanding, beginning of year	1,111,000
Outstanding, end of year	1,682,000	1,111,000
Share Based Options [Member]
Share-based Compensation Arrangement, Options [Line Items]
Outstanding, beginning of year	1,111,000	2,639,000
Granted, during the year	600,000	429,000
Exercised, during the year	(9,000)	(1,957,000)
Forfeited, during the year	(20,000)	0
Expired, during the year	0	0
Outstanding, end of year	1,682,000	1,111,000
Weighted average exercise price, beginning of year	$ 19.9	$ 22.36
Weighted average exercise price, granted during the year	26.47	24.91
Weighted average exercise price, exercised during the year	(16.45)	(22.49)
Weighted average exercise price, forfeited during the year	(20.82)	0
Weighted average exercise price, expired during the year	0	0
Weighted average exercise price, end of year	$ 20.14	$ 19.9
Options outstanding, exercisable	308,000	303,000